Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule Of Regulatory Assets and Liabilities [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2017	2016
Regulatory assets
Deferred income tax regulatory assets	$667	$632
Pension and post-retirement medical plan	345	373
Storm reserve	59	-
Environmental remediations	41	49
Unamortized defeasance costs	32	39
2015 demand side management ("DSM") deferral	28	32
GBPC Hurricane Matthew restoration	28	28
Stranded cost recovery	25	27
Cost-recovery clauses	17	12
Deferrals related to derivative instruments	15	15
Debt basis adjustment	13	19
Deferred bond refinancing costs	7	9
Other	99	87
	$1,376	$1,322
Current	$138	$80
Long-term	1,238	1,242
Total regulatory assets	$1,376	$1,322
Regulatory liabilities
Deferred income tax regulatory liabilities	1,116	26
Accumulated reserve - cost of removal	894	990
Deferrals related to derivative instruments	182	230
Regulated fuel adjustment mechanism	177	94
Cost-recovery clauses	51	153
Self-insurance fund (notes 7 and 32)	28	30
Bill reduction credit	4	10
Storm reserve	-	75
Other	16	31
	$2,468	$1,639
Current	$226	$362
Long-term	2,242	1,277
Total regulatory liabilities	$2,468	$1,639

Fuel Adjustment Mechanism [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2017	2016
(Over) under recovery of current period Fuel costs	$-	$29
Recovery from customers of prior years’ Fuel costs	-	12
Application of non-fuel revenues	-	20
Regulated fuel adjustment mechanism	$-	$61

Schedule of Regulatory Assets [Table Text Block]
millions of Canadian dollars	2017	2016
FAM regulatory asset – Balance as at January 1	$(94)	$(28)
Under (over) recovery of current year Fuel Costs	(29)	(29)
Rebate to (recovery from) customers of prior years’ Fuel Costs	(12)	(12)
FAM audit disallowance, including interest adjustment	-	-
Excess non-fuel revenues	(5)	(27)
Interest on FAM balance	(5)	1
FAM regulatory asset (liability) – Balance as at December 31	$(160)	$(113)